Distribution Date:	02/18/26	Wells Fargo Commercial Mortgage Trust 2022-C62
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C62

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	15-16
			Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 2)	17-18		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	20	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003MAA6	3.543000%	6,056,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.25%
A-2	95003MAB4	3.589000%	38,861,000.00	34,894,313.20	108,269.74	104,363.08	0.00	0.00	212,632.82	34,786,043.46	21.66%	21.25%
A-SB	95003MAC2	4.140000%	11,189,000.00	11,189,000.00	0.00	38,602.05	0.00	0.00	38,602.05	11,189,000.00	21.66%	21.25%
A-4	95003MBS6	4.000000%	316,224,000.00	316,224,000.00	0.00	1,054,080.00	0.00	0.00	1,054,080.00	316,224,000.00	21.66%	21.25%
A-S	95003MBV9	4.247811%	46,542,000.00	46,542,000.00	0.00	164,751.34	0.00	0.00	164,751.34	46,542,000.00	21.66%	21.25%
B	95003MBW7	4.344811%	24,600,000.00	24,600,000.00	0.00	89,068.62	0.00	0.00	89,068.62	24,600,000.00	16.95%	16.63%
C	95003MBX5	4.344811%	23,936,000.00	23,936,000.00	0.00	86,664.49	0.00	0.00	86,664.49	23,936,000.00	12.36%	12.13%
D	95003MBD9	2.500000%	15,292,000.00	15,292,000.00	0.00	31,858.33	0.00	0.00	31,858.33	15,292,000.00	9.43%	9.25%
E	95003MBF4	2.500000%	9,308,000.00	9,308,000.00	0.00	19,391.67	0.00	0.00	19,391.67	9,308,000.00	7.65%	7.50%
F	95003MBH0	3.000000%	15,292,000.00	15,292,000.00	0.00	38,230.00	0.00	0.00	38,230.00	15,292,000.00	4.71%	4.63%
G-RR*	95003MBK3	4.344811%	5,319,000.00	5,319,000.00	0.00	19,258.37	0.00	0.00	19,258.37	5,319,000.00	3.70%	3.63%
H-RR	95003MBM9	4.344811%	19,282,216.00	19,282,216.00	0.00	22,910.18	0.00	0.00	22,910.18	19,282,216.00	0.00%	0.00%
R	95003MBP2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			531,901,216.00	521,878,529.20	108,269.74	1,669,178.13	0.00	0.00	1,777,447.87	521,770,259.46

X-A	95003MBT4	0.380071%	372,330,000.00	362,307,313.20	0.00	114,752.17	0.00	0.00	114,752.17	362,199,043.46
X-B	95003MBU1	0.047483%	95,078,000.00	95,078,000.00	0.00	3,762.14	0.00	0.00	3,762.14	95,078,000.00
X-D	95003MAZ1	1.844811%	24,600,000.00	24,600,000.00	0.00	37,818.62	0.00	0.00	37,818.62	24,600,000.00
X-F	95003MBB3	1.344811%	15,292,000.00	15,292,000.00	0.00	17,137.37	0.00	0.00	17,137.37	15,292,000.00
Notional SubTotal			507,300,000.00	497,277,313.20	0.00	173,470.30	0.00	0.00	173,470.30	497,169,043.46

Deal Distribution Total					108,269.74	1,842,648.43	0.00	0.00	1,950,918.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95003MAB4	897.92628085	2.78607704	2.68554798	0.00000000	0.00000000	0.00000000	0.00000000	5.47162502	895.14020380
A-SB	95003MAC2	1,000.00000000	0.00000000	3.45000000	0.00000000	0.00000000	0.00000000	0.00000000	3.45000000	1,000.00000000
A-4	95003MBS6	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
A-S	95003MBV9	1,000.00000000	0.00000000	3.53984229	0.00000000	0.00000000	0.00000000	0.00000000	3.53984229	1,000.00000000
B	95003MBW7	1,000.00000000	0.00000000	3.62067561	0.00000000	0.00000000	0.00000000	0.00000000	3.62067561	1,000.00000000
C	95003MBX5	1,000.00000000	0.00000000	3.62067555	0.00000000	0.00000000	0.00000000	0.00000000	3.62067555	1,000.00000000
D	95003MBD9	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
E	95003MBF4	1,000.00000000	0.00000000	2.08333369	0.00000000	0.00000000	0.00000000	0.00000000	2.08333369	1,000.00000000
F	95003MBH0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	95003MBK3	1,000.00000000	0.00000000	3.62067494	0.00000000	0.00000000	0.00000000	0.00000000	3.62067494	1,000.00000000
H-RR	95003MBM9	1,000.00000000	0.00000000	1.18815078	2.43252487	22.73380715	0.00000000	0.00000000	1.18815078	1,000.00000000
R	95003MBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003MBT4	973.08117315	0.00000000	0.30820017	0.00000000	0.00000000	0.00000000	0.00000000	0.30820017	972.79038342
X-B	95003MBU1	1,000.00000000	0.00000000	0.03956899	0.00000000	0.00000000	0.00000000	0.00000000	0.03956899	1,000.00000000
X-D	95003MAZ1	1,000.00000000	0.00000000	1.53734228	0.00000000	0.00000000	0.00000000	0.00000000	1.53734228	1,000.00000000
X-F	95003MBB3	1,000.00000000	0.00000000	1.12067552	0.00000000	0.00000000	0.00000000	0.00000000	1.12067552	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/26 - 01/30/26	30	0.00	104,363.08	0.00	104,363.08	0.00	0.00	0.00	104,363.08	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	38,602.05	0.00	38,602.05	0.00	0.00	0.00	38,602.05	0.00
A-4	01/01/26 - 01/30/26	30	0.00	1,054,080.00	0.00	1,054,080.00	0.00	0.00	0.00	1,054,080.00	0.00
X-A	01/01/26 - 01/30/26	30	0.00	114,752.17	0.00	114,752.17	0.00	0.00	0.00	114,752.17	0.00
X-B	01/01/26 - 01/30/26	30	0.00	3,762.14	0.00	3,762.14	0.00	0.00	0.00	3,762.14	0.00
X-D	01/01/26 - 01/30/26	30	0.00	37,818.62	0.00	37,818.62	0.00	0.00	0.00	37,818.62	0.00
X-F	01/01/26 - 01/30/26	30	0.00	17,137.37	0.00	17,137.37	0.00	0.00	0.00	17,137.37	0.00
A-S	01/01/26 - 01/30/26	30	0.00	164,751.34	0.00	164,751.34	0.00	0.00	0.00	164,751.34	0.00
B	01/01/26 - 01/30/26	30	0.00	89,068.62	0.00	89,068.62	0.00	0.00	0.00	89,068.62	0.00
C	01/01/26 - 01/30/26	30	0.00	86,664.49	0.00	86,664.49	0.00	0.00	0.00	86,664.49	0.00
D	01/01/26 - 01/30/26	30	0.00	31,858.33	0.00	31,858.33	0.00	0.00	0.00	31,858.33	0.00
E	01/01/26 - 01/30/26	30	0.00	19,391.67	0.00	19,391.67	0.00	0.00	0.00	19,391.67	0.00
F	01/01/26 - 01/30/26	30	0.00	38,230.00	0.00	38,230.00	0.00	0.00	0.00	38,230.00	0.00
G-RR	01/01/26 - 01/30/26	30	0.00	19,258.37	0.00	19,258.37	0.00	0.00	0.00	19,258.37	0.00
H-RR	01/01/26 - 01/30/26	30	390,041.50	69,814.65	0.00	69,814.65	46,904.47	0.00	0.00	22,910.18	438,358.18
Totals			390,041.50	1,889,552.90	0.00	1,889,552.90	46,904.47	0.00	0.00	1,842,648.43	438,358.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	95003MBS6	4.000000%	316,224,000.00	316,224,000.00	0.00	1,054,080.00	0.00	0.00	1,054,080.00	316,224,000.00
A-4-1	95003MAH1	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003MAJ7	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003MAK4	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003MAL2	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003MBV9	4.247811%	46,542,000.00	46,542,000.00	0.00	164,751.34	0.00	0.00	164,751.34	46,542,000.00
A-S-1	95003MAM0	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003MAN8	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003MAP3	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003MAQ1	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003MBW7	4.344811%	24,600,000.00	24,600,000.00	0.00	89,068.62	0.00	0.00	89,068.62	24,600,000.00
B-1	95003MAR9	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003MAS7	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003MAT5	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003MAU2	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003MBX5	4.344811%	23,936,000.00	23,936,000.00	0.00	86,664.49	0.00	0.00	86,664.49	23,936,000.00
C-1	95003MAV0	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003MAW8	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003MAX6	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003MAY4	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,056,510,000.00	411,302,000.00	0.00	1,394,564.45	0.00	0.00	1,394,564.45	411,302,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	95003MAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003MAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003MAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003MAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003MAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003MAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	95003MAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003MAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003MAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003MAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003MAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003MAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	1,950,918.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,963,991.35	Master Servicing Fee	3,332.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,217.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	224.70
ARD Interest	0.00	Operating Advisor Fee	1,177.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,963,991.35	Total Fees	11,453.33

Principal		Expenses/Reimbursements
Scheduled Principal	108,269.74	Reimbursement for Interest on Advances	457.67
Unscheduled Principal Collections		ASER Amount	24,383.64
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,619.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	444.01
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	108,269.74	Total Expenses/Reimbursements	46,904.47

		Interest Reserve Deposit	62,985.10

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,842,648.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	108,269.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,950,918.17
Total Funds Collected	2,072,261.09	Total Funds Distributed	2,072,261.07

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	521,878,529.99	521,878,529.99	Beginning Certificate Balance	521,878,529.20
(-) Scheduled Principal Collections	108,269.74	108,269.74	(-) Principal Distributions	108,269.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	521,770,260.25	521,770,260.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	521,878,530.00	521,878,530.00	Ending Certificate Balance	521,770,259.46
Ending Actual Collateral Balance	521,790,988.13	521,790,988.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	2,000,000.00	0.38%	72	4.5000	2.739100	1.50 or less	9	95,220,000.00	18.25%	59	4.7322	0.751277
2,000,001 to 3,000,000	3	8,129,533.07	1.56%	73	4.4743	2.495423	1.51 to 1.60	4	62,281,670.65	11.94%	74	4.8895	1.549365
3,000,001 to 4,000,000	3	10,945,000.00	2.10%	73	4.7025	1.262537	1.61 to 1.70	2	41,602,363.59	7.97%	73	4.8375	1.658531
4,000,001 to 5,000,000	9	41,194,755.81	7.90%	72	4.3643	2.762868	1.71 to 1.80	2	8,771,626.51	1.68%	73	4.6262	1.761408
5,000,001 to 6,000,000	1	5,100,000.00	0.98%	72	4.0900	1.965300	1.81 to 1.90	5	23,108,566.02	4.43%	72	4.5799	1.871531
6,000,001 to 7,000,000	6	38,388,891.15	7.36%	72	4.6273	2.580574	1.91 to 2.00	5	58,208,543.81	11.16%	72	4.2080	1.955699
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	35,520,000.00	6.81%	72	3.8964	2.176345
8,000,001 to 9,000,000	2	17,181,670.65	3.29%	72	4.8043	1.379449	2.26 to 2.50	7	103,450,000.00	19.83%	62	4.0431	2.421339
9,000,001 to 10,000,000	3	29,800,000.00	5.71%	73	4.7770	1.803358	2.51 to 2.75	5	37,150,000.00	7.12%	72	4.1113	2.669515
10,000,001 to 15,000,000	8	98,610,142.06	18.90%	73	4.0578	2.008366	2.76 to 3.00	1	5,000,000.00	0.96%	72	4.3300	2.970700
15,000,001 to 20,000,000	6	104,270,000.00	19.98%	62	3.9777	1.864238	3.01 to 3.50	1	20,500,000.00	3.93%	72	3.9800	3.395500
20,000,001 to 30,000,000	4	95,250,000.00	18.26%	59	4.3895	2.218795	3.51 to 4.00	1	11,924,360.37	2.29%	71	3.3410	3.613500
30,000,001 or greater	2	70,900,267.51	13.59%	74	4.8983	1.596931	4.01 or greater	4	19,033,129.30	3.65%	72	4.2085	4.877697
Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
California	9	144,979,963.95	27.79%	73	4.3096	1.622951	Washington	1	2,604,533.07	0.50%	74	5.4400	1.847200
Colorado	3	24,500,000.00	4.70%	73	4.3915	3.038607	Wisconsin	1	1,400,000.00	0.27%	72	4.0000	2.103000
Connecticut	1	4,444,517.28	0.85%	71	3.7900	2.251700	Totals	82	521,770,260.25	100.00%	68	4.3703	2.025645
Florida	4	37,407,987.50	7.17%	72	4.3422	3.026587
									Property Type³
Georgia	2	23,589,032.95	4.52%	28	4.0573	2.316889
Illinois	2	12,752,096.08	2.44%	73	4.1366	1.716777		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	2,509,357.16	0.48%	72	3.9402	2.220286		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	245,142.84	0.05%	73	3.8647	2.368300	Industrial	26	61,870,000.00	11.86%	72	3.9717	2.434403
Kansas	1	702,000.00	0.13%	73	3.8647	2.368300	Lodging	5	38,364,018.52	7.35%	72	4.4685	3.185497
Louisiana	3	12,695,160.21	2.43%	72	3.8727	3.612278	Mixed Use	10	53,599,533.07	10.27%	73	4.5739	1.796445
Maryland	1	1,851,428.56	0.35%	73	3.8647	2.368300	Multi-Family	6	47,289,032.95	9.06%	73	4.2718	1.749059
Michigan	1	21,000,000.00	4.02%	13	6.1100	0.952700	Office	8	141,458,953.12	27.11%	63	4.5452	1.726709
Minnesota	2	3,450,285.72	0.66%	72	3.9784	2.145313	Retail	20	158,588,722.59	30.39%	66	4.2743	2.058296
Missouri	2	10,363,712.94	1.99%	71	3.7900	2.251700	Self Storage	7	20,600,000.00	3.95%	73	4.6197	1.602704
Nevada	5	25,023,428.56	4.80%	72	3.9971	2.578130	Totals	82	521,770,260.25	100.00%	68	4.3703	2.025645
New Hampshire	1	1,554,642.84	0.30%	73	3.8647	2.368300
New Jersey	2	2,026,714.32	0.39%	73	3.8647	2.368300
New York	7	35,945,000.00	6.89%	73	4.7186	1.579201
Ohio	5	17,984,109.57	3.45%	73	4.3813	2.428241
Pennsylvania	2	9,550,000.00	1.83%	73	4.5018	1.708762
South Carolina	2	5,745,000.00	1.10%	74	4.7751	2.567370
Tennessee	3	5,492,142.84	1.05%	73	4.1752	2.058155
Texas	13	80,871,938.16	15.50%	72	4.6346	1.540827
Utah	1	8,291,662.56	1.59%	72	3.8850	2.484800
Virginia	3	24,790,403.14	4.75%	71	3.4926	2.760610

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	3	19,599,360.37	3.76%	72	3.3795	4.232463	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	2	25,008,685.61	4.79%	71	3.6825	1.385428	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	11	182,620,000.00	35.00%	66	3.8857	2.139789	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	38,502,096.08	7.38%	72	4.0976	2.261219	37 months to 48 months	45	481,067,214.27	92.20%	68	4.4350	1.980683
	4.251% to 4.500%	9	58,994,755.81	11.31%	73	4.4082	2.425531	49 months or greater	3	40,703,045.98	7.80%	71	3.6059	2.557050
	4.501% to 4.750%	5	26,864,032.95	5.15%	73	4.6655	1.450641	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645
	4.751% to 5.000%	8	95,076,670.65	18.22%	73	4.8203	1.721367
	5.001% to 5.250%	2	34,850,267.51	6.68%	73	5.0836	1.778529
	5.251% or 5.500%	3	19,254,391.27	3.69%	73	5.4766	1.754164
	5.501% or greater	1	21,000,000.00	4.02%	13	6.1100	0.952700
	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	38,500,000.00	7.38%	13	5.0895	1.638245	Interest Only	36	403,110,267.51	77.26%	67	4.4513	1.941046
	61 months or greater	46	483,270,260.25	92.62%	72	4.3130	2.056507	356 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	14,700,000.00	2.82%	72	3.8850	2.580000			No outstanding loans in this group
	12 months or less	40	446,184,992.74	85.51%	67	4.3120	2.081467
	13 months to 24 months	5	50,885,267.51	9.75%	72	4.9003	1.527333
	25 months or greater	1	10,000,000.00	1.92%	73	4.9900	1.255700
	Totals	48	521,770,260.25	100.00%	68	4.3703	2.025645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301741589	RT	Various	Various	Actual/360	3.885%	100,362.50	0.00	0.00	N/A	02/06/32	--	30,000,000.00	30,000,000.00	02/06/26
1A	301741591				Actual/360	3.885%	33,454.17	0.00	0.00	N/A	02/06/32	--	10,000,000.00	10,000,000.00	02/06/26
1B	301741592				Actual/360	3.885%	15,723.46	0.00	0.00	N/A	02/06/32	--	4,700,000.00	4,700,000.00	02/06/26
2	307331267	RT	Agoura Hills	CA	Actual/360	4.760%	164,980.28	0.00	0.00	N/A	04/06/32	--	40,250,000.00	40,250,000.00	02/06/26
3	399570028	OF	Houston	TX	Actual/360	5.080%	134,077.89	0.00	0.00	N/A	03/06/32	--	30,650,267.51	30,650,267.51	08/06/25
4	310959906	OF	Oakland	CA	Actual/360	3.859%	78,921.91	0.00	0.00	N/A	02/11/32	--	23,750,000.00	23,750,000.00	02/11/26
5	301741593	OF	Troy	MI	Actual/360	6.110%	110,489.17	0.00	0.00	N/A	03/06/27	--	21,000,000.00	21,000,000.00	10/06/25
6	399570018	OF	West Palm Beach	FL	Actual/360	3.980%	70,258.06	0.00	0.00	N/A	02/06/32	--	20,500,000.00	20,500,000.00	02/06/26
7	326410007	OF	San Francisco	CA	Actual/360	3.809%	63,954.42	0.00	0.00	N/A	02/06/32	--	19,500,000.00	19,500,000.00	02/06/26
8	326410008	RT	Various	Various	Actual/360	4.000%	62,000.00	0.00	0.00	N/A	02/06/32	--	18,000,000.00	18,000,000.00	02/06/26
9	310961248	IN	Various	Various	Actual/360	3.790%	57,178.47	0.00	0.00	N/A	01/11/32	--	17,520,000.00	17,520,000.00	02/11/26
10	610959346	RT	Conyers	GA	Actual/360	3.865%	58,243.40	0.00	0.00	N/A	02/11/27	--	17,500,000.00	17,500,000.00	02/11/26
11	326410011	IN	Various	NV	Actual/360	4.010%	56,112.15	0.00	0.00	N/A	02/06/32	--	16,250,000.00	16,250,000.00	02/06/26
12	326410012	MF	Akron	OH	Actual/360	4.470%	59,662.08	0.00	0.00	N/A	03/06/32	--	15,500,000.00	15,500,000.00	01/06/26
13	326410013	IN	Various	Various	Actual/360	3.865%	49,918.48	0.00	0.00	N/A	03/06/32	--	15,000,000.00	15,000,000.00	01/06/26
14	399570015	MF	Amarillo	TX	Actual/360	3.750%	44,401.04	0.00	0.00	N/A	02/06/32	--	13,750,000.00	13,750,000.00	01/06/26
15	301741597	IN	Sheridan	CO	Actual/360	4.290%	48,393.58	0.00	0.00	N/A	04/06/32	--	13,100,000.00	13,100,000.00	02/06/26
16	307331258	LO	Chester	VA	Actual/360	3.341%	34,371.81	22,856.31	0.00	N/A	01/06/32	--	11,947,216.68	11,924,360.37	02/06/26
17	326410017	OF	Herndon	VA	Actual/360	3.600%	34,966.18	20,727.87	0.00	N/A	12/06/31	--	11,279,413.48	11,258,685.61	01/06/26
18	410960283	RT	Downers Grove	IL	Actual/360	4.159%	39,287.63	17,931.55	0.00	N/A	03/11/32	--	10,970,027.63	10,952,096.08	02/11/26
19	399570027	SS	Various	TX	Actual/360	4.770%	46,722.81	0.00	0.00	N/A	03/06/32	--	11,375,000.00	11,375,000.00	02/06/26
20	301741601	RT	San Francisco	CA	Actual/360	4.820%	46,693.75	0.00	0.00	N/A	04/06/32	--	11,250,000.00	11,250,000.00	02/06/26
21	399570024	MU	New York	NY	Actual/360	4.990%	42,969.44	0.00	0.00	N/A	03/06/32	--	10,000,000.00	10,000,000.00	03/06/25
22	399570025	OF	Temecula	CA	Actual/360	5.470%	46,160.72	0.00	0.00	N/A	03/06/32	--	9,800,000.00	9,800,000.00	02/06/26
23	399570017	MU	New York	NY	Actual/360	4.730%	36,453.85	0.00	0.00	N/A	02/06/32	--	8,950,000.00	8,950,000.00	03/06/25
24	301741585	LO	Arlington	TX	Actual/360	4.885%	34,676.45	11,814.85	0.00	N/A	02/06/32	--	8,243,485.50	8,231,670.65	02/06/26
25	301741588	LO	Lake City	FL	Actual/360	5.500%	32,482.81	8,681.89	0.00	N/A	02/06/32	--	6,858,540.09	6,849,858.20	02/06/26
26	301741598	MU	Pittsburgh	PA	Actual/360	4.460%	25,731.72	0.00	0.00	N/A	03/06/32	--	6,700,000.00	6,700,000.00	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	307331264	MF	Carrollton	GA	Actual/360	4.610%	24,208.10	9,152.64	0.00	N/A	03/06/32	--	6,098,185.59	6,089,032.95	02/06/26
28	307331262	LO	Eagle	CO	Actual/360	4.905%	27,032.00	0.00	0.00	N/A	02/06/32	--	6,400,000.00	6,400,000.00	02/06/26
29	326410029	MU	Shreveport	LA	Actual/360	4.225%	22,556.81	0.00	0.00	N/A	02/06/32	--	6,200,000.00	6,200,000.00	02/06/26
30	410960451	MU	Sparks	NV	Actual/360	3.971%	21,029.75	0.00	0.00	N/A	03/11/32	--	6,150,000.00	6,150,000.00	02/11/26
31	301741595	LO	Brooksville	FL	Actual/360	4.500%	19,242.25	7,612.07	0.00	N/A	03/06/32	--	4,965,741.37	4,958,129.30	02/06/26
32	399570019	MF	Fort Lauderdale Plant FL		Actual/360	4.090%	17,961.92	0.00	0.00	N/A	02/06/32	--	5,100,000.00	5,100,000.00	02/06/26
33	326410033	OF	Metairie	LA	Actual/360	3.461%	14,899.38	0.00	0.00	N/A	02/06/32	--	5,000,000.00	5,000,000.00	02/06/26
34	399570021	SS	Houston	TX	Actual/360	4.330%	18,643.06	0.00	0.00	N/A	02/06/32	--	5,000,000.00	5,000,000.00	02/06/26
35	399570029	MU	Staten Island	NY	Actual/360	4.750%	19,428.82	0.00	0.00	N/A	03/06/32	--	4,750,000.00	4,750,000.00	02/06/26
36	399570023	RT	Rockwall	TX	Actual/360	4.370%	16,331.66	0.00	0.00	N/A	09/06/31	--	4,340,000.00	4,340,000.00	02/06/26
37	307331263	RT	Murrieta	CA	Actual/360	4.480%	15,538.45	6,197.95	0.00	N/A	03/06/32	--	4,027,824.46	4,021,626.51	02/06/26
38	326410038	SS	Orange	TX	Actual/360	4.558%	16,582.16	0.00	0.00	N/A	03/06/32	--	4,225,000.00	4,225,000.00	02/06/26
39	399570030	RT	Greenville	SC	Actual/360	5.110%	18,481.17	0.00	0.00	N/A	04/06/32	--	4,200,000.00	4,200,000.00	02/06/26
40	301741600	MF	Bronx	NY	Actual/360	4.780%	16,464.44	0.00	0.00	N/A	04/06/32	--	4,000,000.00	4,000,000.00	01/06/26
41	399570016	MU	New York	NY	Actual/360	4.930%	15,155.64	0.00	0.00	N/A	02/06/32	--	3,570,000.00	3,570,000.00	02/06/25
42	399570022	RT	Memphis	TN	Actual/360	4.370%	12,700.31	0.00	0.00	N/A	03/06/32	--	3,375,000.00	3,375,000.00	02/06/26
43	301741587	MF	Pittsburgh	PA	Actual/360	4.600%	11,289.17	0.00	0.00	N/A	02/06/32	--	2,850,000.00	2,850,000.00	02/06/26
44	307331265	MU	Buckley	WA	Actual/360	5.440%	12,216.22	3,294.61	0.00	N/A	04/06/32	--	2,607,827.68	2,604,533.07	02/06/26
45	399570026	MU	Brooklyn	NY	Actual/360	3.400%	7,831.81	0.00	0.00	N/A	03/06/32	--	2,675,000.00	2,675,000.00	02/06/26
46	399570020	MU	Kingston	NY	Actual/360	4.500%	7,750.00	0.00	0.00	N/A	02/06/32	--	2,000,000.00	2,000,000.00	02/06/26
Totals							1,963,991.35	108,269.74	0.00				521,878,529.99	521,770,260.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,411,078.64	5,045,372.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,112,355.49	2,383,449.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,389,099.00	0.00	--	--	06/11/25	3,874,543.67	0.00	133,469.00	801,870.05	870,426.11	0.00
4	1,839,235.56	1,442,663.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,447,461.74	344,711.97	01/01/25	03/31/25	12/11/25	5,250,000.00	0.00	110,071.99	438,033.75	0.00	0.00
6	2,980,216.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	113,848.00	(108,640.00)	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,629,217.82	1,197,822.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,181,765.22	3,924,802.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,890,512.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,963,167.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,766,133.08	0.00	--	--	--	0.00	0.00	59,094.82	59,094.82	0.00	0.00
13	46,212,279.71	33,477,191.66	01/01/25	09/30/25	--	0.00	0.00	49,708.59	49,708.59	0.00	0.00
14	494,459.29	139,124.60	01/01/25	03/31/25	--	0.00	0.00	43,897.83	43,897.83	38,425.11	0.00
15	1,129,246.06	1,045,594.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,356,192.52	2,688,366.97	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,419,800.00	3,061,064.00	01/01/25	09/30/25	--	0.00	0.00	55,657.63	55,657.63	0.00	0.00
18	1,353,708.92	627,675.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	803,936.14	525,881.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,081,513.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	647,800.65	0.00	--	--	12/02/25	2,500,000.00	31,848.62	32,039.18	434,802.68	246,594.99	0.00
22	829,675.54	644,220.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	271,629.00	01/01/24	06/30/24	12/02/25	2,237,500.00	27,017.82	27,172.22	368,851.94	133,699.14	0.00
24	961,182.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,454,297.42	1,092,745.89	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	578,135.88	429,682.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	810,322.47	595,679.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	31,737.08	0.00
28	0.00	1,375,173.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	570,333.40	498,909.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	587,768.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,416,211.08	1,427,945.48	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	486,594.14	319,710.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,110,507.20	815,946.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	676,439.69	496,950.38	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	406,061.13	310,751.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	359,441.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	487,175.92	370,398.36	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	212,224.89	143,719.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	589,677.08	442,257.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	239,385.75	229,948.96	01/01/25	09/30/25	--	0.00	0.00	16,447.22	16,447.22	0.00	0.00
41	69,289.22	0.00	--	--	02/11/26	1,072,445.75	25,344.77	10,536.51	152,919.69	41,591.26	0.00
42	279,441.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	217,177.91	137,003.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	319,437.10	262,605.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	402,589.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	248,049.61	205,524.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	102,534,447.56	65,865,882.38				14,934,489.42	84,211.21	538,094.99	2,421,284.20	1,362,473.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	5	74,170,267.51	1	10,000,000.00	3	43,170,267.51	0	0.00	0	0.00	0	0.00	4.370335%	4.309311%	68
01/16/26	0	0.00	1	21,000,000.00	4	53,170,267.51	1	10,000,000.00	3	43,170,267.51	0	0.00	0	0.00	0	0.00	4.370297%	4.309280%	69
12/17/25	1	21,000,000.00	0	0.00	4	53,170,267.51	1	10,000,000.00	3	43,170,267.51	0	0.00	0	0.00	0	0.00	4.370259%	4.309250%	70
11/18/25	1	21,000,000.00	1	30,650,267.51	3	22,520,000.00	1	10,000,000.00	3	43,170,267.51	0	0.00	0	0.00	0	0.00	4.370221%	4.309221%	71
10/20/25	1	30,650,267.51	0	0.00	3	22,520,000.00	0	0.00	3	43,170,267.51	0	0.00	0	0.00	0	0.00	4.370183%	4.309190%	72
09/17/25	1	4,750,000.00	0	0.00	3	22,520,000.00	0	0.00	3	43,170,267.51	0	0.00	1	2,849,732.49	0	0.00	4.370145%	4.309161%	73
08/15/25	0	0.00	0	0.00	3	22,520,000.00	0	0.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	4.373958%	4.321826%	74
07/17/25	0	0.00	0	0.00	3	22,520,000.00	1	33,500,000.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	4.373920%	4.321794%	75
06/17/25	0	0.00	2	18,950,000.00	2	37,070,000.00	1	33,500,000.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	4.373882%	4.326519%	76
05/16/25	2	18,950,000.00	1	33,500,000.00	1	3,570,000.00	1	33,500,000.00	0	0.00	1	33,500,000.00	0	0.00	0	0.00	4.373843%	4.326486%	77
04/17/25	2	43,500,000.00	0	0.00	1	3,570,000.00	1	33,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.373805%	4.326453%	78
03/17/25	0	0.00	0	0.00	1	3,570,000.00	1	33,500,000.00	0	0.00	0	0.00	1	2,500,000.00	0	0.00	4.373767%	4.326420%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	399570028	08/06/25	5	6	133,469.00	801,870.05	1,579,511.21	30,650,267.51	08/28/24	7			09/02/25
5	301741593	10/06/25	3	3	110,071.99	438,033.75	37,815.16	21,000,000.00	09/10/25	98
12	326410012	01/06/26	0	B	59,094.82	59,094.82	0.00	15,500,000.00
13	326410013	01/06/26	0	B	49,708.59	49,708.59	0.00	15,000,000.00
14	399570015	01/06/26	0	B	43,897.83	43,897.83	38,425.11	13,750,000.00
17	326410017	01/06/26	0	B	55,657.63	55,657.63	0.00	11,279,413.48
21	399570024	03/06/25	10	6	32,039.18	434,802.68	262,700.25	10,000,000.00	06/26/25	2		08/21/25
23	399570017	03/06/25	10	6	27,172.22	368,851.94	752,864.80	8,950,000.00	09/13/23	7			08/14/25
40	301741600	01/06/26	0	B	16,447.22	16,447.22	0.00	4,000,000.00
41	399570016	02/06/25	11	6	10,536.51	152,919.69	317,922.73	3,570,000.00	11/19/24	7			05/16/25
Totals					538,094.99	2,421,284.20	2,989,239.26	133,699,680.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		17,500,000	17,500,000		0	0
13 - 24 Months		21,000,000	0	21,000,000		0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		483,270,260	430,099,993		0	53,170,268

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	521,770,260	447,599,993	0	0	21,000,000	53,170,268
Jan-26	521,878,530	447,708,262	0	21,000,000	0	53,170,268
Dec-25	521,986,411	447,816,143	21,000,000	0	0	53,170,268
Nov-25	522,101,868	447,931,600	21,000,000	0	0	53,170,268
Oct-25	522,208,945	469,038,678	0	0	10,000,000	43,170,268
Sep-25	522,323,628	464,403,360	4,750,000	0	10,000,000	43,170,268
Aug-25	525,279,640	502,759,640	0	0	18,950,000	3,570,000
Jul-25	525,385,539	502,865,539	0	0	18,950,000	3,570,000
Jun-25	525,499,084	469,479,084	0	18,950,000	33,500,000	3,570,000
May-25	525,604,194	469,584,194	18,950,000	33,500,000	3,570,000	0
Apr-25	525,716,979	478,646,979	43,500,000	0	3,570,000	0
Mar-25	525,821,306	488,751,306	0	0	3,570,000	33,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	399570028	30,650,267.51	30,650,267.51	33,700,000.00	11/11/24	3,078,829.00	1.66040	12/31/24	03/06/32	I/O
5	301741593	21,000,000.00	21,000,000.00	36,200,000.00	12/09/21	305,613.72	0.95270	03/31/25	03/06/27	I/O
21	399570024	10,000,000.00	10,000,000.00	13,700,000.00	02/01/22	635,322.65	1.25570	12/31/23	03/06/32	I/O
23	399570017	8,950,000.00	8,950,000.00	8,800,000.00	12/01/23	267,026.00	1.24420	06/30/24	02/06/32	I/O
41	399570016	3,570,000.00	3,570,000.00	3,400,000.00	01/14/26	65,569.22	0.36740	12/31/24	02/06/32	I/O
Totals		74,170,267.51	74,170,267.51	95,800,000.00		4,352,360.59

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	399570028	OF	TX	08/28/24	7

Loan transferred 8/28/24 due to Non-Monetary Default related to Borrower's failure to comply with cash management.In May 2025, Borrower and Lender executed a forbearance agreement. Shortly thereafter, ASC discovered multiple events of default, including breaches that triggered recourse. Due to Borrower's failure to resolve the various defaults, ASC completed foreclosure in September. Transwestern has been engaged to manage and lease the property.A lawsuit was initiated against the Guarantorin November 2 025. The Guarantor was served and filed a response to the motion in December 2025. Initial disclosures have been filed by both parties and the litigation remains ongoing.

5	301741593	OF	MI	09/10/25	98

Transferred 09/10/25 due to imminent monetary default. Prior to the loan transfer, the Borrower formally requested the appointment of a receiver to assume property operations and address the significant deferred maintenance issues. Receiver was appointed on 10/22/2025 and has assumed operational control of the asset. Receiver has engaged a broker in an effort to generate leasing activity at the property. Counsel has initiated a lawsuit against guarantor.

21	399570024	MU	NY	06/26/25	2

Loan transferred to Special Servicing 6/26/2025 due to Payment Default. A motion for receiver and foreclosure complaint was filed in August 2025 with the New York State Court. The order was entered by the court in November 2025 and appointed Trigildas rec eiver.Trigild is working to assume property operations and is engaging a third-party property manager and leasing agent to backfill the vacant 2,345 SF ground floor retail space.

23	399570017	MU	NY	09/13/23	7

Loan transferred to Special Servicing 9/13/23 due to Payment Default. Following the transfer of the Loan, the Special Servicer had initiated enforcement of its remedies, but the parties subsequently entered into a Loan Reinstatement Agreement on 12/29/23. Before the loan was returned to master servicing, a DSCR Trigger Event occurred, causing the loan to remain in special servicing. The Borrower subsequently defaulted for failure to comply with the cash management provisions.A deed-in-lieu offoreclosure w as completed in August 2025. Newmark has been retained as property manager, and they are now working to stabilize the asset. The Special Servicer has engaged Newmark to market the ground floor retail units for

	lease.

41	399570016	MU	NY	11/19/24	7

Transferred 11/19/24 due to Monetary Default. Deed-in-Lieu agreement was completed in May 2025 with Borrower. SS has pulled the property's listing from the market as asking prices have come in lower than expectations and will look to

	market the property f or sale once market conditions have improved. SS is planning a capital project with its property manager to rehabilitate a down basement unit to further stabilize the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	399570028	0.00	5.08000%	0.00	5.08000%	9	05/02/25	05/02/25	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.90	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.64	0.00	0.00	0.00
3	0.00	0.00	6,598.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	4,520.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	54.98	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.78	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.84	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	444.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	135.36	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.05	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	10,731.60	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	9,103.83	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	139.68	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	34.61	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.91	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	31.92	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	4,548.21	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,619.15	0.00	444.01	24,383.64	0.00	0.00	457.67	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		46,904.47

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29